Intangible assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	$ (11,998)	$ (11,176)
Ending balance	(13,305)	(11,998)
COST
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(17,995)	(16,608)
Additions	1,391	1,423
Acquired through business combinations	1,387	301
Transfers	406	615
Retirements and disposals	(96)	(72)
Business dispositions		(4)
Impairment losses recognized in earnings	(82)	(8)
Amortization included in operating costs	950	868
Ending balance	(20,051)	(17,995)
ACCUMULATED AMORTIZATION
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	5,997	5,432
Retirements and disposals	73	69
Amortization included in operating costs	813	631
Other	9	3
Ending balance	6,746	5,997
BRANDS
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(2,333)	(2,333)
Ending balance	(2,443)	(2,333)
BRANDS | COST
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(2,333)	(2,333)
Additions	0	0
Acquired through business combinations	110	0
Transfers	0	0
Retirements and disposals	0	0
Business dispositions		0
Impairment losses recognized in earnings	0	0
Amortization included in operating costs	0	0
Ending balance	(2,443)	(2,333)
BRANDS | ACCUMULATED AMORTIZATION
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	0	0
Retirements and disposals	0	0
Amortization included in operating costs	0	0
Other	0	0
Ending balance	0	0
SPECTRUM AND OTHER LICENCES
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(3,288)	(3,267)
Ending balance	(3,534)	(3,288)
SPECTRUM AND OTHER LICENCES | COST
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(3,288)	(3,267)
Additions	0	21
Acquired through business combinations	246	0
Transfers	0	0
Retirements and disposals	0	0
Business dispositions		0
Impairment losses recognized in earnings	0	0
Amortization included in operating costs	0	0
Ending balance	(3,534)	(3,288)
SPECTRUM AND OTHER LICENCES | ACCUMULATED AMORTIZATION
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	0	0
Retirements and disposals	0	0
Amortization included in operating costs	0	0
Other	0	0
Ending balance	0	0
BROADCAST LICENCES
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(2,322)	(2,334)
Ending balance	(2,251)	(2,322)
BROADCAST LICENCES | COST
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(2,322)	(2,334)
Additions	0	0
Acquired through business combinations	0	0
Transfers	(1)	0
Retirements and disposals	0	0
Business dispositions		(4)
Impairment losses recognized in earnings	(70)	(8)
Amortization included in operating costs	0	0
Ending balance	(2,251)	(2,322)
BROADCAST LICENCES | ACCUMULATED AMORTIZATION
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	0	0
Retirements and disposals	0	0
Amortization included in operating costs	0	0
Other	0	0
Ending balance	0	0
TOTAL
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(7,943)	(7,934)
Ending balance	(8,228)	(7,943)
TOTAL | COST
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(7,943)	(7,934)
Additions	0	21
Acquired through business combinations	356	0
Transfers	(1)	0
Retirements and disposals	0	0
Business dispositions		(4)
Impairment losses recognized in earnings	(70)	(8)
Amortization included in operating costs	0	0
Ending balance	(8,228)	(7,943)
TOTAL | ACCUMULATED AMORTIZATION
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	0	0
Retirements and disposals	0	0
Amortization included in operating costs	0	0
Other	0	0
Ending balance	0	0
SOFTWARE
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(2,545)	(2,082)
Ending balance	(2,713)	(2,545)
SOFTWARE | COST
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(7,861)	(6,906)
Additions	344	412
Acquired through business combinations	98	0
Transfers	407	615
Retirements and disposals	(21)	(72)
Business dispositions		0
Impairment losses recognized in earnings	0	0
Amortization included in operating costs	0	0
Ending balance	(8,689)	(7,861)
SOFTWARE | ACCUMULATED AMORTIZATION
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	5,316	4,824
Retirements and disposals	21	69
Amortization included in operating costs	672	558
Other	9	3
Ending balance	5,976	5,316
CUSTOMER RELATIONSHIPS
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(646)	(400)
Ending balance	(1,385)	(646)
CUSTOMER RELATIONSHIPS | COST
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(1,159)	(866)
Additions	31	0
Acquired through business combinations	830	293
Transfers	0	0
Retirements and disposals	(20)	0
Business dispositions		0
Impairment losses recognized in earnings	0	0
Amortization included in operating costs	0	0
Ending balance	(2,000)	(1,159)
CUSTOMER RELATIONSHIPS | ACCUMULATED AMORTIZATION
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	513	466
Retirements and disposals	0	0
Amortization included in operating costs	102	47
Other	0	0
Ending balance	615	513
PROGRAM AND FEATURE FILM RIGHTS
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(682)	(577)
Ending balance	(741)	(682)
PROGRAM AND FEATURE FILM RIGHTS | COST
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(682)	(577)
Additions	1,009	973
Acquired through business combinations	0	0
Transfers	0	0
Retirements and disposals	0	0
Business dispositions		0
Impairment losses recognized in earnings	0	0
Amortization included in operating costs	950	868
Ending balance	(741)	(682)
PROGRAM AND FEATURE FILM RIGHTS | ACCUMULATED AMORTIZATION
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	0	0
Retirements and disposals	0	0
Amortization included in operating costs	0	0
Other	0	0
Ending balance	0	0
OTHER
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(182)	(183)
Ending balance	(238)	(182)
OTHER | COST
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(350)	(325)
Additions	7	17
Acquired through business combinations	103	8
Transfers	0	0
Retirements and disposals	(55)	0
Business dispositions		0
Impairment losses recognized in earnings	(12)	0
Amortization included in operating costs	0	0
Ending balance	(393)	(350)
OTHER | ACCUMULATED AMORTIZATION
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	168	142
Retirements and disposals	52	0
Amortization included in operating costs	39	26
Other	0	0
Ending balance	155	168
TOTAL
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(4,055)	(3,242)
Ending balance	(5,077)	(4,055)
TOTAL | COST
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(10,052)	(8,674)
Additions	1,391	1,402
Acquired through business combinations	1,031	301
Transfers	407	615
Retirements and disposals	(96)	(72)
Business dispositions		0
Impairment losses recognized in earnings	(12)	0
Amortization included in operating costs	950	868
Ending balance	(11,823)	(10,052)
TOTAL | ACCUMULATED AMORTIZATION
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	5,997	5,432
Retirements and disposals	73	69
Amortization included in operating costs	813	631
Other	9	3
Ending balance	$ 6,746	$ 5,997